Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 12 – Subsequent Events

In April 2016, the Company added a fourth director. He will hold office until the Company’s next annual meeting of stockholders. In April, the Board granted to each of Aytu’s two non-executive directors, including the new director, options to purchase 100,000 shares of Aytu common stock for board fees in fiscal year 2016. The options vested upon grant and have an exercise price of $0.56 per share, which was the closing price of Aytu common stock on the date of grant.

On April 22, 2016, the Company entered into and closed a license and supply agreement for the exclusive U.S. rights to Natesto™ (testosterone) nasal gel from Acerus Pharmaceuticals Corporation (“Acerus”).

The license’s term runs for the greater of eight years or until the expiry of the latest to expire patent including claims covering Natesto and until the entry on the market of at least one AB-rated generic product.

Aytu paid Acerus an upfront fee of $2.0 million upon execution of the agreement. On September 5, 2016, Aytu will pay an additional $2.0 million (the “Second Upfront”). On January 1, 2017, Aytu will pay an additional $4.0 million (the “Third Upfront”).

In addition to the upfront payments, Aytu must make the following one-time, non-refundable payments to Acerus within 45 days of the occurrence of the following event:

⋅	$2.5 million if net sales during any four consecutive calendar quarter period equal or exceed $25.0 million (the “First Milestone”);

⋅	$5.0 million if net sales during any four consecutive calendar quarter period equal or exceed $50.0 million;

⋅	$7.5 million if net sales during any four consecutive calendar quarter period equal or exceed $75.0 million;

⋅	$10.0 million if net sales during any four consecutive calendar quarter period equal or exceed $100.0 million; and

⋅	$12.5 million if net sales during any four consecutive calendar quarter period equal or exceed $125.0 million.

The Company also agreed to purchase on April 28, 2016, an aggregate of 12,245,411 shares of Acerus common stock for Cdn.$2,534,800 (approximately US$2.0 million), with a purchase price per share of Cdn.$0.207. We cannot dispose of these shares until August 29, 2016.

During the term of the agreement, Aytu will purchase all of its Natesto product need from Acerus. Each month Aytu will provide Acerus with a two-year forecast of its product needs, the first three months of which will be noncancelable. Pursuant to the agreement, Aytu will pay Acerus a supply price per unit of the greater of 115% of Acerus’ cost of goods sold for Natesto, not to exceed a fixed ceiling price and (ii) 10% of the net selling price for the first year of the agreement that increases to 16% in the second year and 25% in the third year of the agreement and remains constant after that. Upon the expiration or invalidation of the last-to-expire (or be invalidated) Acerus patent covered by the agreement, the supply price will be reduced to an amount equal to the sum of (A) 115% of Acerus’ cost of goods sold (but not to exceed the fixed ceiling price) and (B) 50% of the difference between the supply price and 115% of Acerus’ cost of goods sold (but not to exceed the fixed ceiling price); provided that the supply price will not be reduced to an amount lower than 115% of Acerus’ cost of goods sold (but no to exceed the fixed ceiling price).

In the event of any termination of the agreement prior to the date on which the Second Upfront, Third Upfront and/or First Milestone is otherwise payable, all of those amounts will, unless otherwise paid prior to the effective date of termination, be payable on the effective termination date. Following the termination date, any further milestone amounts will be payable to Acerus in accordance with the agreement, even if the milestone is met after the termination date.

On May 2, 2016, the Company entered into an underwriting agreement with Joseph Gunnar & Co. as representative of the several underwriters named therein, relating to an underwritten public offering of 18,750,000 shares of its common stock, par value $0.0001 per share, and warrants to purchase up to an aggregate of 18,750,000 shares of common stock at a combined public offering price of $0.40 per share and related warrant. Each warrant will be exercisable for five years from issuance and have an exercise price equal to $0.50.

The Company received net proceeds from the sale of the shares of approximately $6.7 million, after deducting underwriting discounts and commissions and estimated offering expenses. In addition, the Company has granted the underwriters a 45-day option to purchase up to an additional 2,812,500 shares of common stock and/or 2,812,500 additional warrants. The Underwriters have already elected to exercise their over-allotment option to purchase 2,049,250 warrants.

In connection with the public offering, Aytu is obligated to issue to the placement agents’ warrants for an amount of shares equal to 7% of the number of shares of our common stock issued in the offering. We issued warrants to the placement agents to purchase 1,312,500 shares of our common stock at an exercise price of $0.50 per share. These warrants are exercisable for five years from the date of issuance.

Pursuant to the terms of the notes, the notes (inclusive of accrued but unpaid interest) were automatically convertible due to the public offering, into securities of the Company in an amount equal to 130% of the number of such shares issuable calculated by dividing the outstanding principal and accrued interest by $0.40. On May 5, 2016, the date of the conversion, an aggregate of $1,050,000 of principal and $78,000 of accrued interest on the notes converted into an aggregate of 3,666,698 shares of common stock and warrants to purchase 3,666,698 shares of common stock with an exercise price of $0.50 per share.

In connection with the conversion, we were obligated to issue to the placement agents for the convertible note offering warrants to purchase an aggregate of approximately 270,772 shares of our common stock at an exercise price of $0.40 per share. These warrants are exercisable for five years from the date of issuance of the related notes in July and August 2015. The warrants have a cashless exercise feature.

After all of these transactions, the Company has 44,863,179 common shares outstanding and 30,286,385 warrants and options with a weighted average exercise price of $0.64 as of May 6, 2016.

Note 11 – Subsequent Event

During July and August 2015, Aytu closed on note purchase agreements with institutional and high net worth individual investors for the purchase and sale of convertible promissory notes with an aggregate principal amount of $5.2 million. The sale of the notes was pursuant to a private placement.

Aytu intends to use the net proceeds of the offering to conduct clinical studies for both Zertane® and RedoxSYS™ and for working capital to begin commercializing FDA-approved ProstaScint®, as well as general corporate purposes.

The notes are an unsecured obligation. Unless earlier converted, the notes will mature 18 months from their respective dates of issuance which will be on January 22, February 11 and February 28, 2017, with an option to extend up to six months at our discretion (provided that in the event Aytu exercises such extension option, the then applicable interest rate shall increase by 2% for such extension period). Aytu does not have the right to prepay the notes prior to the maturity date. Interest will accrue on the notes in the following amounts: (i) 8% simple interest per annum for the first six months and (ii) 12% simple interest per annum thereafter if not converted during the first six months. If there has not been a registration statement on Form S-1 filed with the SEC for the registration of the shares of common stock underlying the notes by the expiration of the first six-month period then (a) the interest rate will increase to 14% for the remainder of the period in which the notes remain outstanding and (b) any notes held by officers and directors of the Company will be subordinated to the remaining notes. Interest will accrue, is payable with the principal upon maturity, conversion or acceleration of the notes and may be paid in kind or in cash, in Aytu’s sole discretion.

The notes are convertible at any time in a noteholder’s discretion into that number of shares of Aytu common stock equal in an amount equal to 120% of the number of shares of common stock calculated by dividing the then outstanding principal and accrued interest by $4.63. A holder of notes will be obligated to convert on the terms of Aytu’s next public offering of its stock resulting in proceeds to it of at least $5,000,000 in gross proceeds (excluding indebtedness converted in such financing) prior to the maturity date of the notes (a “Qualified Financing”). The principal and accrued interest under the notes will automatically convert into a number of shares of such equity securities of the Company sold in such financing equal to 120% of the principal and accrued interest under such note divided by the lesser of (i) the lowest price paid by an investor in such financing or (ii) $4.63. In the event that Aytu sells equity securities to investors at any time while the notes are outstanding in a financing transaction that is not a Qualified Financing, then the noteholders will have the option to convert in whole the outstanding principal and accrued interest as of the closing of such financing into a number of shares of Aytu capital stock in an amount equal to 120% of the number of such shares calculated by dividing the outstanding principal and accrued interest by the lesser of (i) the lowest cash price per share paid by purchasers of shares in such financing, or (ii) $4.63.

NewBridge Securities Corporation, Member FINRA/SIPC, through LifeTech Capital, acted as sole placement agent for the institutional portion of the offering. Aytu sold the balance of the notes to individuals and entities with whom Aytu has an established relationship. For notes sold by the placement agent, Aytu paid the placement agent 8% of the gross proceeds of notes sold by the placement agent and a warrant to purchase shares of Aytu’s common stock equal to 8% of the gross proceeds of the notes sold by the placement agent divided by the price per share at which equity securities are sold in Aytu’s next equity financing, in addition to a previously paid non-refundable retainer fee of $20,000. The placement agent warrant has a term of five years from the date of issuance of the related notes in July and August 2015, will have an exercise price equal to 100% of the price per share at which equity securities are sold in Aytu’s next equity financing, and provides for cashless exercise.

On August 19, 2015, Aytu entered into a 37-month non-cancellable operating lease for new office space effective September 1, 2015. The new lease has initial base rent of $8,500 per month beginning in October 2015, with the total base rent over the term of the lease of approximately $318,000 which includes rent abatements. The Company recognizes rental expense of the facility on a straight-line basis over the term of the lease. Differences between the straight-line net expenses on rent payments are classified as liabilities between current deferred rent and long-term deferred rent.